Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-Current Assets
Other non-current assets comprise:

(€ million)	June 30, 2023	December 31, 2022
Equity instruments at fair value through other comprehensive income	920	936
Debt instruments at fair value through other comprehensive income	332	329
Other financial assets at fair value through profit or loss	760	823
Pre-funded pension obligations	269	269
Long-term prepaid expenses	264	286
Long-term loans and advances and other non-current receivables	447	452
Total	2,992	3,095